Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

7.Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	At September 30,	At December 31,
	2021	2020
Prepaid expenses	$5,116	$1,024
Prepaid contract research costs	427	169
Research and development tax credit	696	1,131
Value added tax receivable	3,204	4,315
Deferred financing costs	2,904	38
Prepaid expenses and other current assets	$12,347	$6,677

7.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	At December 31,
	2020	2019
Prepaid expenses	$1,024	$314
Prepaid contract research costs	169	908
Research and development tax credit	1,131	405
Value added tax receivable	4,315	1,302
Deferred financing costs	38	—
Prepaid expenses and other current assets	$6,677	$2,929